Financial Risk Management - Schedule of Contractual Undiscounted Cash Outflows of Non-Derivative Financial Liabilities (Details) - USD ($)	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Non-derivative financial liabilities
Account and other payables	$ 5,144,466	$ 11,508,989
Lease liabilities	305,909	40,245	$ 133,279
Total of non-derivative financial liabilities	5,450,375	11,549,234
Within 1 year [Member]
Non-derivative financial liabilities
Account and other payables	5,144,466	11,508,989
Lease liabilities	187,277	40,245
Total of non-derivative financial liabilities	5,331,743	11,549,234
Over 1 year [Member]
Non-derivative financial liabilities
Account and other payables
Lease liabilities	118,632
Total of non-derivative financial liabilities	$ 118,632